Stockholders' equity and employee benefit plans (Warrants) (Details) (USD $)	12 Months Ended		12 Months Ended	1 Months Ended
	Dec. 31, 2013	Apr. 17, 2012	Dec. 31, 2013 Warrants [Member]	Aug. 31, 2010 Warrants [Member] Warrants Issued in August 2010 [Member]	Jun. 30, 2011 Warrants [Member] Warrants Issued in August 2010 [Member]	Jun. 30, 2011 Warrants [Member] Warrants Issued in June 2011 [Member]	Aug. 31, 2010 Warrants [Member] Warrants Issued in June 2011 [Member]
Class of Warrant or Right [Line Items]
Share price (in dollars per share)		$ 20.00		$ 7.68	$ 8.07
Exercise price monthly increase				0.50%
Number of shares called by warrants				0.5			0.5
Fair value assumptions, exercise price (in dollars per share)				$ 1.94		$ 6.19
Number of warrants converted to common stock (in shares)	6,366,072
Stock issued during the period (in shares)			4,227,358
Warrants outstanding (in shares)	355,000